Fair Value - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Liabilities:
Convertible notes	$ 40,630,756
Financial liability convertible to equity	3,200,000
Fair value total	43,830,756
Level 1 [Member]
Liabilities:
Convertible notes
Financial liability convertible to equity
Fair value total
Level 2 [Member]
Liabilities:
Convertible notes
Financial liability convertible to equity
Fair value total
Level 3 [Member]
Liabilities:
Convertible notes	40,630,756
Financial liability convertible to equity	3,200,000
Fair value total	$ 43,830,756